SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2002
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Check here if Amendment [ ]; Amendment Number: ___

   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GSCP (NJ), L.P.
Address:     500 Campus Dr., Suite 220
             Florham Park, NJ 07932

Form 13F File Number: 28-10125
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard T. Allorto, Jr.
Title:      Manager of Financial Reporting
Phone:      973-437-1013

Signature, Place, and Date of Signing:

   /s/ Richard T. Allorto, Jr.        Florham Park, NJ            2/07/03
   --------------------------         ----------------           ----------
           [Signature]                  [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                         Name

     28- ______________________                  _______________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       7
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Form 13F Information Table Value Total:       $469,494
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                                              (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.            Form 13F File Number             Name

      ____           28-______________________        _______________________

      [Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                                                 FORM 1 3F INFORMATION TABLE

      COLUMN 1           COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5             COLUMN 6    COLUMN 7      COLUMN 8

                                                    VALUE    SHRS OR      SH/   PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
   NAME OF ISSUER     TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT      PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED  NONE
   --------------     --------------   -----       --------  -------      ----------   ----------   --------  ----- ------- -----
Moore Corp. Ltd.        Com           615785102    119,175   13,096,155   SH           Sole        None              Sole

WestPoint Stevens, Inc. Com           961238102      3,722    6,308,931   SH           Sole        None              Sole

DT Industries, Inc.     Com           23333J108        370     141,700    SH           Sole        None              Sole

Endo Pharmaceutical
  Holdings, Inc.        Com           29264F205    74,594    9,688,782    SH        Shared-other   Kelso & Co.       Sole

Regal Entertainment
  Group                 CL A          758766109    197,562    9,223,244   SH           Sole        None              Sole

Alderwoods Group, Inc.  Com           014383103      5,904    1,245,552   SH           Sole        None              Sole

Allied Waste
  Industries Inc.       Com           019589308     68,167    6,816,666   SH           Sole        None              Sole

[Repeat as necessary]